UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder Global Fund

	Shares	Value ($)

Common Stocks 91.9%
Australia 0.6%
Macquarie Airports (Cost $7,343,816)	2,875,000	6,588,712
Austria 0.4%
Erste Bank der Oesterreichischen Sparkassen AG (Cost $3,003,200)	68,900	3,660,760
Bermuda 1.6%
Credicorp Ltd.	188,500	5,004,675
Tyco International Ltd. (a)	423,700	12,083,924

(Cost $16,902,169)		17,088,599
Brazil 0.7%
Natura Cosmeticos SA	20,200	860,804
Porto Seguro SA	191,000	2,236,351
Votorantim Celulose e Papel SA (ADR) (a)	324,400	3,999,852

(Cost $6,528,558)		7,097,007
Canada 3.0%
Canadian National Railway Co.	180,700	14,443,299
EnCana Corp.	171,072	7,591,306
Goldcorp, Inc.	291,600	5,923,730
Meridian Gold, Inc.*	164,400	3,169,208

(Cost $9,506,418)		31,127,543
China 2.1%
China Construction Bank "H"*	11,032,000	3,627,731
China Petroleum & Chemical Corp. "H"	33,648,000	15,127,324
China Shenhua Energy Co., Ltd. "H"*	2,415,000	2,685,213

(Cost $18,306,308)		21,440,268
Finland 1.8%
Neste Oil Oyj*	184,900	5,408,119
Nokia Oyj (ADR)	181,400	3,098,312
Nokian Renkaat Oyj	755,200	9,824,919

(Cost $18,395,486)		18,331,350
France 4.4%
Carrefour SA	89,850	3,890,145
Credit Agricole SA	212,519	6,399,489
Societe Generale	60,482	7,169,173
Total SA	113,450	28,353,780

(Cost $35,757,843)		45,812,587
Germany 5.6%
Bayer AG	329,680	13,137,123
Bayerische Motoren Werke AG	110,731	4,869,566
Commerzbank AG	657,064	19,365,027
E.ON AG	82,155	7,809,787
Schering AG	130,576	8,438,071

Stada Arzneimittel AG	143,123	4,563,537

(Cost $40,011,616)		58,183,111
Hong Kong 3.1%
A-S China Plumbing Products Ltd.*	6,700,000	1,512,006
China Mobile (Hong Kong) Ltd.	1,438,000	7,014,534
Fountain Set (Holdings) Ltd.	10,244,900	4,316,673
Global Bio-chem Technology Group Co., Ltd.	13,180,000	5,686,613
Hutchison Whampoa Ltd.	1,107,000	10,472,735
The Link REIT*	1,950,500	3,018,337

(Cost $34,539,017)		32,020,898
India 1.0%
Infosys Technologies Ltd.	136,400	7,996,199
Ranbaxy Laboratories Ltd. (GDR)	252,300	2,058,768

(Cost $8,879,929)		10,054,967
Indonesia 0.4%
PT Telekomunikasi Indonesia (ADR) (Cost $3,429,722)	186,300	4,113,504
Israel 1.6%
Check Point Software Technologies Ltd.*	380,400	8,098,716
Teva Pharmaceutical Industries Ltd. (ADR) (a)	203,500	8,319,080

(Cost $14,446,659)		16,417,796
Italy 2.4%
Assicurazioni Generali SpA	166,800	5,164,061
Capitalia SpA (a)	2,876,300	16,095,348
Enel SpA	458,400	3,600,787

(Cost $20,789,662)		24,860,196
Japan 8.0%
FANUC Ltd.	164,800	13,458,699
Komatsu Ltd.	721,000	9,964,144
Mitsubishi Estate Co., Ltd. (a)	579,000	8,448,378
Mitsui Fudosan Co., Ltd.	646,000	10,375,292
Mizuho Financial Group, Inc.	1,936	13,574,463
Nomura Holdings, Inc.	759,000	12,618,832
Shinsei Bank Ltd. (a)	2,548,000	14,248,611

(Cost $56,078,586)		82,688,419
Korea 6.7%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	439,700	10,154,678
Hynix Semiconductor, Inc. (GDR) 144A* (a)	345,200	7,294,076
LG Electronics, Inc.	154,600	11,675,184
LG.Philips LCD Co., Ltd. (ADR)*	246,500	5,450,115
POSCO (ADR)	100,600	5,005,856
Samsung Electronics Co., Ltd.	26,200	15,089,824
SK Corp.	290,910	15,128,848

(Cost $56,478,355)		69,798,581
Luxembourg 1.1%
Tenaris SA (ADR) (Cost $11,054,107)	98,600	11,023,480
Malaysia 1.0%
AMMB Holdings Bhd.	4,460,800	2,691,328
Resorts World Bhd.	1,637,000	4,896,919

RHB Capital Bhd.	4,626,700	2,777,570

(Cost $10,478,314)		10,365,817
Mexico 2.8%
Cemex SA de CV (ADR)	122,400	6,891,120
Fomento Economico Mexicano SA de CV (ADR)	225,400	15,324,946
Grupo Televisa SA (ADR)	88,100	6,995,140

(Cost $19,093,606)		29,211,206
Netherlands 0.4%
ABN AMRO Holding NV (Cost $4,035,215)	164,400	4,042,937
Peru 1.1%
Compania de Minas Buenaventura SA (ADR) (Cost $4,282,745)	412,800	11,566,656
Russia 2.7%
LUKOIL (ADR)	154,600	8,819,930
Mobile TeleSystems (ADR)	97,300	3,451,231
OAO Gazprom (REG S) (ADR) (a)	170,000	12,014,684
OAO Vimpel-Communications (ADR)*	88,800	4,025,304

(Cost $15,009,900)		28,311,149
Singapore 0.9%
DBS Group Holdings Ltd.	689,000	6,652,864
Singapore TeleCommunications Ltd.	1,696,550	2,512,800

(Cost $6,019,893)		9,165,664
South Africa 2.0%
Barloworld Ltd.	118,400	1,871,935
Gold Fields Ltd.	453,100	6,847,860
Lewis Group Ltd.	1,153,500	7,448,625
Sappi Ltd.	464,100	4,947,218

(Cost $19,752,868)		21,115,638
Sweden 1.0%
Skandinaviska Enskilda Banken AB "A" (Cost $8,109,235)	535,900	10,057,961
Switzerland 3.2%
ABB Ltd. (Registered)*	1,010,662	8,867,437
Credit Suisse Group (Registered)	125,527	6,085,430
Julius Baer Holding Ltd. (Registered) (a)	135,403	9,478,807
Novartis AG (Registered)	159,792	8,336,740

(Cost $24,609,363)		32,768,414
Taiwan 4.9%
AU Optronics Corp. (ADR)	376,906	5,446,292
Chunghwa Telecom Co., Ltd. (ADR)*	417,600	7,274,592
Mega Financial Holding Co., Ltd.	9,980,000	6,538,932
Powerchip Semiconductor Corp.	6,581,000	3,624,651
Quanta Computer, Inc.	2,990,122	4,576,169
SinoPac Financial Holdings Co., Ltd.	6,464,000	2,933,277
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,394,363	13,357,997
Yuanta Core Pacific Securities Co.	12,132,000	7,262,002

(Cost $48,575,550)		51,013,912
Thailand 0.7%
Bangkok Bank PCL (Foreign Registered)	1,364,100	3,472,019
Thai Olefins PCL (Foreign Registered)	2,542,400	3,821,768

(Cost $6,741,173)		7,293,787

Turkey 0.6%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $5,370,238)	385,600	5,880,400
United Kingdom 7.1%
Anglo American PLC	186,402	5,818,379
GlaxoSmithKline PLC	616,980	15,274,965
MFI Furniture Group PLC	2,095,948	2,718,630
National Grid PLC	876,676	8,090,211
Royal Bank of Scotland Group PLC	658,291	18,704,399
RT Group PLC*	1,954,775	109,866
Vodafone Group PLC	3,104,275	6,667,321
William Morrison Supermarkets PLC	4,070,559	12,455,459
Woolworths Group PLC	5,907,726	3,692,058

(Cost $87,711,844)		73,531,288
United States 19.0%
AFLAC, Inc.	207,200	9,945,600
Avocent Corp.*	139,800	4,101,732
Bunge Ltd.	270,600	14,477,100
Caremark Rx, Inc.*	142,000	7,297,380
Caterpillar, Inc.	125,200	7,234,056
Cisco Systems, Inc.*	873,700	15,324,698
Citigroup, Inc.	203,200	9,865,360
Coca-Cola Co.	213,300	9,105,777
E.I. du Pont de Nemours & Co.	181,100	7,742,025
ExxonMobil Corp.	307,400	17,838,422
General Mills, Inc.	166,900	7,932,757
Johnson & Johnson	132,800	8,200,400
Monsanto Co.	113,100	8,286,837
Newmont Mining Corp.	264,000	12,175,680
Oracle Corp.*	1,508,400	18,960,588
Pfizer, Inc.	409,000	8,670,800
Schlumberger Ltd.	88,600	8,481,678
Stillwater Mining Co.*	407,130	4,352,220
Symantec Corp.*	449,340	7,939,838
Wyeth	208,300	8,656,949

(Cost $178,224,349)		196,589,897

Total Common Stocks (Cost $799,465,744)		951,222,504
Preferred Stock 2.7%
Germany
Henkel KGaA	147,500	14,205,373
Porsche AG	17,849	13,285,908

Total Preferred Stocks (Cost $26,215,943)		27,491,281

	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce * (Cost $0)	389,000	8,597

	Shares	Value ($)

Exchange Traded Funds 1.9%
Malaysia 0.6%
iShares MSCI Malaysia Index Fund (a) (Cost $6,177,043)	849,600	6,006,672
United States 1.3%
iShares Nasdaq Biotechnology Index Fund* (a) (Cost $12,944,881)	185,600	14,237,376

Total Exchange Traded Funds (Cost $19,121,924)		20,244,048
Securities Lending Collateral 5.4%
Scudder Daily Assets Fund Institutional, 4.07% (b) (c) (Cost $55,932,780)	55,932,780	55,932,780
Cash Equivalents 2.0%
Scudder Cash Management QP Trust, 4.03% (d) (Cost $20,628,614)	20,628,614	20,628,614

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 921,365,005)	103.9	1,075,527,824
Other Assets and Liabilities, Net	(3.9)	(40,688,861)

Net Assets	100.0	1,034,838,963

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2005 amounted to $53,885,980 which is 5.2% of net assets.
(b)		Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At November 30, 2005, the Scudder Global Fund had the following sector diversification:

As a % of Common
and Preferred
Sector	Market Value ($)	Stocks

Financials	238,103,726	24.3%
Energy	129,787,571	13.3%
Information Technology	126,584,276	12.9%
Materials	112,057,358	11.4%
Industrials	95,622,894	9.8%
Health Care	79,816,690	8.2%
Consumer Discretionary	70,503,897	7.2%
Consumer Staples	65,796,902	6.7%
Telecommunication Services	40,939,686	4.2%
Utilities	19,500,785	2.0%
Total Common and Preferred Stocks	978,713,785	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder Global Fund, a series of Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder Global Fund, a series of Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006